Other Assets - Summary of Other Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)
Other Assets [Line Items]
Other assets	₩ 24,045,128	₩ 18,863,637	$ 16,645,410
Less: Allowances for credit losses
Changes In Accumulated Impairment Of Non Financial Other Assets [Abstract]
Beginning	533,530	317,336
Write-offs	(11,963)	(13,694)
Provision (reversal)	114,063	157,757
Others	7,226	72,131
Ending	642,856	533,530
Other financial assets
Other Assets [Line Items]
Other assets	19,069,696	14,404,227
Other financial assets | Other receivables
Other Assets [Line Items]
Other assets	12,988,106	8,955,019
Other financial assets | Accrued income
Other Assets [Line Items]
Other assets	3,227,004	3,271,649
Other financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	866,563	918,515
Other financial assets | Domestic exchange settlement debits
Other Assets [Line Items]
Other assets	1,283,515	464,292
Other financial assets | Others
Other Assets [Line Items]
Other assets	1,344,410	1,322,780
Other financial assets | Less: Allowances for credit losses
Other Assets [Line Items]
Other assets	(629,272)	(518,864)
Changes In Accumulated Impairment Of Non Financial Other Assets [Abstract]
Beginning	518,864	304,567
Write-offs	(11,700)	(13,552)
Provision (reversal)	115,283	155,770
Others	6,825	72,079
Ending	629,272	518,864
Other financial assets | Less: Present value discount
Other Assets [Line Items]
Less: Present value discount	(10,630)	(9,164)
Other non financial assets
Other Assets [Line Items]
Other assets	4,975,432	4,459,410
Other non financial assets | Other receivables
Other Assets [Line Items]
Other assets	20,295	5,435
Other non financial assets | Prepaid expenses
Other Assets [Line Items]
Other assets	642,059	654,346
Other non financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	6,367	5,121
Other non financial assets | Others
Other Assets [Line Items]
Other assets	4,320,295	3,809,174
Other non financial assets | Less: Allowances for credit losses
Other Assets [Line Items]
Other assets	(13,584)	(14,666)
Changes In Accumulated Impairment Of Non Financial Other Assets [Abstract]
Beginning	14,666	12,769
Write-offs	(263)	(142)
Provision (reversal)	(1,220)	1,987
Others	401	52
Ending	₩ 13,584	₩ 14,666